Shareholders' Equity	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Shareholders' Equity	SHAREHOLDERS’ EQUITY
A.    SHARE CAPITAL

Ordinary shares confer upon their holders voting rights and the right to receive dividends.

B.    EQUITY INCENTIVE PLANS

2018 Equity incentive plan for executive officers:

In 2018 the Company's Board of Directors approved the 2018 Equity Incentive Plan for Executive Officers (the “2018 Equity Incentive Plan”). The purpose of this plan is to link the compensation and benefits of the Company's executive officers with the future growth and success of the Company and its affiliates and with long-term shareholder value. The 2018 Equity Incentive Plan consisted of a pool of 1,500,000 options (the "Options") to be exercised using a “Net-Exercise Mechanism”, which entitles the recipients to exercise the Options for an amount of shares reflecting only the benefit factor. The Options were allocated out of the option pool, subject to the required approvals, to the Company's Israeli executive officers.

The exercise price of an Option is determined in U.S dollars and is the higher of: (i) the average closing share price of Elbit Systems' ordinary shares on the TASE, during the period of thirty (30) trading days preceding the date on which the Company's Board of Directors approves the granting of the respective Options, converted into U.S. dollars by applying the average representative U.S. dollar - NIS exchange rate during such thirty (30) trading days period; or (ii) the closing share price of our ordinary shares on the TASE on the last trading date preceding the date on which the Company's Board of Directors approves the granting of the respective Options, converted into the U.S. dollars by applying the representative U.S. dollar - NIS exchange rate.

Under the 2018 Equity Incentive Plan, the Options become vested and are eligible to be exercised in accordance with the following vesting schedule:

(1)Forty percent (40%) of the Options are vested and exercisable from the second anniversary of the grant date;
(2)An additional twenty percent (20%) of the Options are vested and exercisable from the third anniversary of the grant date;
(3)An additional twenty percent (20%) of the Options are vested and exercisable from the fourth anniversary of the grant date; and
(4)The remaining twenty (20%) of the Options are vested and exercisable from the fifth anniversary of the grant date.

The Options generally expire after 63 months from the date of grant.

As of December 31, 2023, there were approximately 64,000 Options available for future grants under the 2018 Equity Incentive Plan.

2022 Equity incentive plan for employees:

On January 16, 2022, our Board of Directors approved the 2022 Equity Incentive Plan for Employees (the “Employees Plan”). The purpose of the Employees Plan is to enable Elbit Systems to link the compensation and benefits of its employees with the future growth and success of Elbit Systems and its affiliates and with long-term shareholder value, through the creation of a long-term incentive for employees. Our Board of Directors has also approved the appointment of our Compensation Committee as the administrator of the Employees Plan. Under the Employees Plan, the Company may allocate options to employees of Elbit Systems and its wholly owned subsidiaries, to be exercised using a “Net-Exercise Mechanism”, which entitles the recipients to exercise the options for an amount of shares reflecting only the benefit factor. The Board of Directors approved an option pool of 1,100,000 options under the Employees Plan. The options were allocated out of the option pool, subject to the required approvals.
Note 22 - SHAREHOLDERS’ EQUITY (Cont.)

B.     EQUITY INCENTIVE PLANS (Cont.)

The exercise price of an option is denominated in U.S. dollars and is the higher of: (i) the average of the closing share price of Elbit Systems ordinary shares on the TASE, during the period of thirty (30) trading days preceding, but not including, the Grant Date (as defined below), converted into U.S. dollars by applying the average representative U.S. dollar - NIS exchange rate during such thirty (30) trading days period; or (ii) the closing share price of our ordinary shares on the TASE on the last trading date preceding the Grant Date, converted into U.S. dollars by applying the representative U.S. dollar - NIS exchange rate most recently published by the Bank of Israel prior to the Grant Date.

The Grant Date of options to a recipient is determined to be the later of: (i) the date on which the grant of the options to a participant was approved by the administrator of the plan; or (ii) the first trading day after a period of thirty (30) days has elapsed from the date the Employees Plan is filed with the Israeli Tax Authorities; unless otherwise determined by the Board or required under applicable law.

Granted options vest, subject to continued employment of the participant with the Company or a subsidiary, as follows:

(1)Forty percent (40%) of the options are vested and exercisable from the second anniversary of the Grant Date;
(2)An additional thirty percent (30%) of the options are vested and exercisable from the third anniversary of the Grant Date; and
(3)The remaining thirty percent (30%) of the options are vested and exercisable from the fourth anniversary of the Grant Date.

The options generally expire after 51 months from the date of grant.

As of December 31, 2023, there were approximately 170,000 Options available for future grants under the Employees Plan.

The fair value based cost of employee stock options is estimated at the grant date using a lattice-based option valuation model. During the years ended 2023 and 2022, the Company granted 76,100 and 1,028,100 options, respectively.
The valuation includes the following weighted average assumptions:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Dividend yield	1.97%	2.10%
Expected volatility	28.02%	25.79%
Risk-free interest rate	4.15%	2.10%
Expected life	4.25 years	4.25 years
Forfeiture rate	10.00%	10.00%
Suboptimal factor	1.25	1.25

Because lattice-based option valuation models incorporate ranges of assumptions for inputs, the average of those ranges are disclosed. Expected volatilities are based on implied volatilities from the historical volatility of Elbit Systems Ltd.’s stock and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The average of the range, given above, results from certain groups of employees exhibiting different behavior. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant for periods within the contractual life of the option. The dividend yield assumption is based on historical dividends.
Note 22 - SHAREHOLDERS’ EQUITY (Cont.)

B.     EQUITY INCENTIVE PLANS (Cont.)

The following is a summary of Elbit Systems' options activity under the Equity Incentive Plans:

	Number of Options 2023	Weighted average exercise price 2023	Number of Options 2022	Weighted average exercise price 2022
Outstanding - beginning of the year	1,728,106	156.66	1,076,750	131.37
Granted	76,100	182.06	1,028,100	185.30
Exercised	(312,085)	129.04	(241,844)	128.76
Forfeited	(39,300)	180.54	(134,900)	223.12
Outstanding - end of the year	1,452,821	163.30	1,728,106	156.66

The aggregate intrinsic value represents the total intrinsic value (the difference between Elbit Systems’ closing stock price on the last trading day of the fourth quarter of the applicable fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2023. This amount changes, based on the market price of the Company’s stock and the average exercise price of in-the-money options. Aggregate intrinsic value of outstanding options as of December 31, 2023, was $66,356.

As of December 31, 2023, there was $26,639 of total unrecognized compensation cost related to share-based compensation arrangements granted under the Equity Incentive Plans. That cost is expected to be recognized over a weighted average period of 3 years.

As of December 31, 2023, 1,452,821 options were vested and expected to be vested at a weighted average exercise price of $163.30 per share. The weighted average remaining contractual life of exercisable options as of December 31, 2023, is approximately 3 years.

C.     OUTSTANDING OPTIONS AND COMPENSATION EXPENSES

The options outstanding as of December 31, 2023, have been separated into ranges of exercise prices, as follows:
Options outstanding:

Exercise price	Number of Options	Weighted average remaining contractual life (years)	Weighted average exercise price per share
121.42 - 216.32	1,452,821	2.64	$163.30

Compensation expenses related to the Equity Incentive Plans amounted to $12,141, $10,463 and $5,312 for the three years ended December 31, 2023, 2022 and 2021 respectively, which were recognized, as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Cost of revenues	$10,319	$8,893	$4,515
General and administration expenses	1,822	1,570	797
	$12,141	$10,463	$5,312
Note 22 - SHAREHOLDERS’ EQUITY (Cont.)

D.    COMPUTATION OF EARNINGS PER SHARE

Computation of basic and diluted net earnings per share:

	Net income to shareholders of ordinary shares Year Ended December 31, 2023	Weighted average number of shares (*) Year Ended December 31, 2023	Per Share amount Year Ended December 31, 2023	Net income to shareholders of ordinary shares Year Ended December 31, 2022	Weighted average number of shares (*) Year Ended December 31, 2022	Per Share amount Year Ended December 31, 2022
Basic net earnings	$215,131	44,375	$4.85	$275,448	44,322	$6.21
Effect of dilutive securities:
Employee stock options	—	217	(0.03)	—	259	(0.03)
Diluted net earnings	$215,131	44,592	$4.82	$275,448	44,581	$6.18

(*) In thousands.

E.    2018 PHANTOM BONUS RETENTION PLAN

In 2018, the Company’s Board of Directors approved a “Phantom Bonus Retention Plan” for Senior Managers (the “2018 Phantom Plan”).

The 2018 Phantom Plan provides for phantom bonus units which entitle the recipients to receive payment in cash of an amount reflecting the “benefit factor”, which is linked to the performance of Elbit Systems’ stock price in the TASE over the applicable periods (tranches) under the 2018 Phantom Plan. As of December 31, 2023, 678,100 phantom bonus units of the Plan were granted with a weighted average basic price per unit, as defined in the Plan, of $139.51.

The benefit earned for each year of a tranche is the difference between the basic price and the closing price of the Company’s share for that year, as defined in the 2018 Phantom Plan, not to exceed an increase of 100% in the Company's share price from the basic price of the first year of a tranche.

The Company recorded an amount of approximately $10,589, $62,090 and $18,431, during the three years ended December 31, 2023, 2022 and 2021, respectively, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan, as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Cost of revenues	$6,164	$34,778	$10,522
General and administration expenses	2,635	15,537	4,584
Marketing and selling	1,790	11,775	3,325
	$10,589	$62,090	$18,431

F.    DIVIDEND POLICY
Dividends declared by Elbit Systems are paid subject to statutory limitations.